CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS - OPERATING ACTIVITIES
Net loss	$ (10,138)	$ (7,867)
Adjustments to reconcile net income to net cash from operations:
Depreciation and amortization	2,228	2,720
Stock-based compensation	31	211
Decrease (increase) in deferred tax	2	384
Decrease (increase) in accounts receivables, net	1,366	620
Decrease (increase) in other current assets	(723)	177
Decrease in inventories, net	(1,157)	242
Increase (decrease) in accounts payables	(1,465)	(681)
Increase (decrease) in employees and payroll accruals	(508)	(602)
Decrease in accrued severance pay	(127)	76
Increase (decrease) in accrued expenses and other liabilities, related parties & liability for earn out	1,078	(1,794)
Net cash used in operating activities	(9,413)	(6,514)
CASH FLOWS - INVESTING ACTIVITIES
Purchase of property and equipment	(947)	(812)
Capitalization of software development costs	(736)	(590)
Increase in severance pay fund	44	(169)
Net cash used in investing activities	(1,639)	(1,571)
CASH FLOWS - FINANCING ACTIVITIES
Related parties	(1,577)	(939)
Long-term debt, net	5,680	7,523
Receivable on account of share purchase	0	(58)
Capital Investment	0	2,945
Proceeds from exercise of options and warrants, net	7,601	1,356
Net cash provided by (used in) financing activities	11,704	10,827
Increase in cash, cash equivalents, and restricted cash	652	2,742
Cash, cash equivalents, and restricted cash - beginning of year	3,952	1,210
Cash, cash equivalents, and restricted cash - end of year	$ 4,604	$ 3,952